Related Party Transactions - Additional Information (Details) - USD ($)					3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2020	Sep. 21, 2020	Sep. 16, 2020	Jul. 27, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Ordinary shares, issued					8,784,265	7,134,668	8,784,265	7,134,668	7,060,668
Consultants Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction								$ 31,000
Minimum [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage						5.00%		5.00%
Investors [Member]
Related Party Transaction [Line Items]
Interest expense related party									$ 499,000
Investors [Member] | Conversion Of Accrued Interest To Equity [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt instrument converted converted instrument amount									$ 615,000
ACON S2 Acquisition Corp [Member]
Related Party Transaction [Line Items]
Aggregate expenses in issuance of ordinary shares to sponsor						$ 25,000
Number of trading days in period						10 days	10 days
Warrants price per unit					$ 11.50	$ 11.50	$ 11.50	$ 11.50
Payment of earlier consummation to sponsor			$ 10,000
Expenses from transactions with related party					$ 30,000		$ 60,000
Accrued expenses for related party					100,000	$ 40,000	100,000	$ 40,000
ACON S2 Acquisition Corp [Member] | Initial Public Offering
Related Party Transaction [Line Items]
Aggregate expenses in issuance of ordinary shares to sponsor		$ 25,000,000
ACON S2 Acquisition Corp [Member] | Sponsor
Related Party Transaction [Line Items]
Accrued expenses for related party					100,000	40,000	100,000	40,000
ACON S2 Acquisition Corp [Member] | Sponsor | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Warrants price per unit				$ 1.50
Borrowing outstanding		0			$ 0	0	0	$ 0
ACON S2 Acquisition Corp [Member] | Sponsor | Initial Public Offering | Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate expenses in issuance of ordinary shares to sponsor		25,000					$ 25,000
Debt face amount		300,000		$ 300,000
Note payable - related party		$ 112,000		$ 112,000
ACON S2 Acquisition Corp [Member] | Sponsor | Founder Shares [Member]
Related Party Transaction [Line Items]
Minimum period for not to transfer, assign or sell of any shares				1 year
Closing price of ordinary shares				$ 12.00
Number of trading days period commencing after initial business combination				150 days
ACON S2 Acquisition Corp [Member] | Sponsor | Minimum [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Number of trading days in period				20 days
ACON S2 Acquisition Corp [Member] | Sponsor | Maximum [Member] | Working Capital Loans [Member] | Warrants
Related Party Transaction [Line Items]
Debt instrument converted converted instrument amount				$ 1,500,000
ACON S2 Acquisition Corp [Member] | Sponsor | Maximum [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Number of trading days in period				30 days
ACON S2 Acquisition Corp [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Aggregate expenses in issuance of ordinary shares to sponsor						$ 719
Ordinary shares, issued					6,250,000	6,250,000	6,250,000	6,250,000
Common stock subject to forfeiture					937,500	937,500	937,500	937,500
Over-allotment expiration date						Oct. 31, 2020	Oct. 31, 2020
Common Stock Shares Forfeited Due To Non Exercise Of Over Allotment Option In Full Or Part By Underwriters	937,500					937,500	937,500
ACON S2 Acquisition Corp [Member] | Common Class B [Member] | Sponsor
Related Party Transaction [Line Items]
Aggregate expenses in issuance of ordinary shares to sponsor				$ 25,000
Ordinary shares, issued				7,187,500
Common stock subject to forfeiture				937,500
Percentage of founder shares representing issued and outstanding shares				20.00%
Over-allotment expiration date				Oct. 31, 2020